Inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Inventory Disclosure [Line Items]
Inventories	€ 373	€ 392	€ 320
Laboratory inventories
Schedule of Inventory Disclosure [Line Items]
Inventories	406	425	353
Inventories write-down
Schedule of Inventory Disclosure [Line Items]
Inventories	€ (33)	€ (33)	€ (33)